7. OTHER INCOME (June 30 Note)	12 Months Ended
Jun. 30, 2015
Other Income and Expenses [Abstract]
7. OTHER INCOME

Other income in the amount of $35,172 for the year ended June 30, 2015 represents non-cash gains on the settlement of liabilities for services rendered to the Company, by issuing 82,222 shares of common stock in January and 45,000 shares in May 2015. The non-cash gain is the difference between the recorded amount of the liabilities and the value of the stock when issued.